Business Segment Information (Details 2) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales	$ 1,935.5	$ 1,628.0	$ 1,810.5	$ 2,021.2	$ 1,871.8	$ 1,543.2	$ 1,640.5	$ 1,733.4	$ 1,631.3	$ 7,331.5	$ 6,548.4	$ 6,028.0
Long-lived tangible assets	$ 4,186.9	3,932.8				3,333.4				3,932.8	3,333.4	2,681.6
Geographical Components [Member] | U.S. [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales										6,807.7	5,960.9	5,360.0
Long-lived tangible assets		1,037.6				933.3				1,037.6	933.3
Geographical Components [Member] | Non-U.S. [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales										523.8	587.5	$ 668.0
Long-lived tangible assets		$ 2,895.2				$ 2,400.1				$ 2,895.2	$ 2,400.1